PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of	As of
	December 31, 2018	September 30, 2019

At cost:
Buildings	4,382,469	5,429,390
Data center equipment	4,225,963	5,163,391
Leasehold improvement	4,239,601	5,478,565
Furniture and office equipment	45,057	53,256
Vehicles	4,086	4,124
	12,897,176	16,128,726
Less: Accumulated depreciation	(1,534,368)	(2,286,384)
	11,362,808	13,842,342
Construction in progress	2,632,137	2,447,959
Property and equipment, net	13,994,945	16,290,301

(1)	The carrying amounts of the Company’s property and equipment acquired under finance leases and other financing arrangement at the respective balance sheet dates were as follows:

	As of	As of
	December 31, 2018	September 30, 2019

At cost:
Buildings	4,557,081	5,052,831
Data center equipment	300,960	320,186
	4,858,041	5,373,017
Less: Accumulated depreciation	(287,375)	(432,259)
	4,570,666	4,940,758

(2)

Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) was RMB472,703 and RMB759,389 for the nine-month periods ended September 30, 2018 and 2019, respectively, and included in the following captions:

	Nine-month periods ended September 30,
	2018	2019

Cost of revenue	465,385	751,776
General and administrative expenses	6,890	6,759
Research and development expenses	428	854
	472,703	759,389

(3)

Interest costs that are directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset. A reconciliation of total interest costs to "Interest expenses" as reported in the condensed consolidated statements of operations is as follows:

	Nine-month periods ended September 30,
	2018	2019

Total interest costs	518,542	787,007
Less: interest costs capitalized	(67,448)	(62,099)
Interest expenses	451,094	724,908

(4)	Property and equipment with net a book value of RMB1,716,736 and RMB2,299,109 was pledged as security for bank loans as of December 31, 2018 and September 30, 2019, respectively.
(5)

As of December 31, 2018 and September 30, 2019, payables for purchase of property and equipment that are contractually due beyond one year of RMB206,591 and RMB213,830 are recorded in other long-term liabilities in the condensed consolidated balance sheets.